CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME		12 Months Ended
		Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net revenues (include related party revenues of RMB29,900,069, RMB20,394,478 and RMB 62,849,416 for the years ended December 31, 2021, 2022 and 2023, respectively)		¥ 5,530,404,557	$ 778,941,190	¥ 7,108,238,352	¥ 9,165,330,760
Cost of revenues		(4,846,371,264)	(682,597,116)	(6,118,128,300)	(8,075,420,524)
Gross profit		684,033,293	96,344,074	990,110,052	1,089,910,236
Operating (expense) income:
Sales and marketing expenses		(351,726,623)	(49,539,659)	(639,870,865)	(952,902,024)
General and administrative expenses		(237,755,845)	(33,487,210)	(288,241,624)	(375,975,505)
Research and development expenses		(276,935,538)	(39,005,555)	(383,091,118)	(490,018,940)
Other operating income, net		32,314,541	4,551,408	122,213,830	80,325,008
Impairment of goodwill		(13,966,789)	(1,967,181)
Total operating expenses		(848,070,254)	(119,448,197)	(1,188,989,777)	(1,738,571,461)
Loss from operations		(164,036,961)	(23,104,123)	(198,879,725)	(648,661,225)
Other expenses, net		(52,873,716)	(7,447,107)	(80,301,141)	(33,852,394)
Interest income		284,982,128	40,138,893	129,857,831	77,392,560
Foreign exchange gain, net		125,893	17,732
(Loss) income before income taxes and share of (loss) income in equity method investments		68,197,344	9,605,395	(149,323,035)	(605,121,059)
Income tax expense		(1,068,958)	(150,560)	(3,487,038)	0
Share of (loss) income in equity method investments		(31,610,752)	(4,452,281)	62,395,476	(15,127,838)
Net (loss) income		35,517,634	5,002,554	(90,414,597)	(620,248,897)
Net loss (income) attributable to noncontrolling interest | ¥				14,992,189	38,365,751
Net (loss) income attributable to ordinary shareholders of the Company		¥ 35,517,634	$ 5,002,554	¥ (75,422,408)	¥ (581,883,146)
Net (loss) income per share and net (loss) income attributable to ordinary shareholders
Basic | (per share)		¥ 1.11	$ 0.16	¥ (2.36)	¥ (17.88)
Diluted | (per share)		¥ 1.11	$ 0.16	¥ (2.36)	¥ (17.88)
Weighted average shares used in calculating net (loss) income per ordinary share
Basic		31,977,665	31,977,665	31,971,245	32,544,878
Diluted		31,977,665	31,977,665	31,971,245	32,544,878
Net (loss) income		¥ 35,517,634	$ 5,002,554	¥ (90,414,597)	¥ (620,248,897)
Other comprehensive (loss) income , net of tax of nil:
Foreign currency translation adjustments		93,256,170	13,134,857	434,612,446	(123,533,529)
Comprehensive (loss) income		128,773,804	18,137,411	344,197,849	(743,782,426)
Comprehensive loss (income) attributable to noncontrolling interests | ¥				14,992,189	38,365,751
Comprehensive (loss) income attributable to the ordinary shareholders		¥ 128,773,804	$ 18,137,411	¥ 359,190,038	¥ (705,416,675)
ADS
Net (loss) income per share and net (loss) income attributable to ordinary shareholders
Basic | (per share)	[1]	¥ 1.11	$ 0.16	¥ (2.36)	¥ (17.88)
Diluted | (per share)	[1]	¥ 1.11	$ 0.16	¥ (2.36)	¥ (17.88)
Weighted average shares used in calculating net (loss) income per ordinary share
Basic		31,977,665	31,977,665	31,971,245	32,544,878
Diluted		31,977,665	31,977,665	31,971,245	32,544,878

[1]	One American depository share ("ADS”) represents one ordinary share, giving retroactively effect to the ADS split for all period presented as disclosed in Note 20.